RELATED PARTY TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Total rental income	$ 44,467	$ 26,001	$ 19,200